Subordinated Debt and Debentures - Other Key Terms, Subordinated Debentures and Trust Preferred Securities (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LIBOR | IBC Capital Finance III
Subordinated Debt [Abstract]
Term of variable rate		3 months
Interest rate spread		1.60%
LIBOR | IBC Capital Finance IV
Subordinated Debt [Abstract]
Term of variable rate		3 months
Interest rate spread		2.85%
LIBOR | Midwest Guaranty Trust I
Subordinated Debt [Abstract]
Term of variable rate		3 months
Interest rate spread		3.45%
LIBOR | TCSB Statutory Trust I
Subordinated Debt [Abstract]
Term of variable rate		3 months
Interest rate spread		2.20%
SOFR | IBC Capital Finance III
Subordinated Debt [Abstract]
Term of variable rate	3 months
Interest rate spread	1.86%
SOFR | IBC Capital Finance IV
Subordinated Debt [Abstract]
Term of variable rate	3 months
Interest rate spread	3.11%
SOFR | Midwest Guaranty Trust I
Subordinated Debt [Abstract]
Term of variable rate	3 months
Interest rate spread	3.71%
SOFR | TCSB Statutory Trust I
Subordinated Debt [Abstract]
Term of variable rate	3 months
Interest rate spread	2.46%